TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset/Liability
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Operating loss carry forward	$2,584	$1,381
Reserves and allowances	7	5
Research and development	667	153

Net deferred tax asset before valuation allowance	3,258	1,539
Valuation allowance	(3,258)	(1,539)

Net deferred tax asset	$-	$-

Schedule of Profit (Loss) Before Taxes
Loss before taxes on income consists of the following:
	Year ended December 31,
	2017	2016

Foreign	$10,574	$3,727
Domestic	7,470	(34)

	$18,044	$3,693

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	Year ended December 31,
	2017	2016

Balance at beginning of year	$154	$127
Additions for current year's tax position	-	27

Balance at the end of year	$154	$154